CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended
Jun. 30, 2020
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
NOTE 3:       CASH, CASH EQUIVALENTS AND RESTRICTED CASH

 The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

	December 31,	June 30,
	2019	2020
	(U.S. $ in thousands)
Cash and cash equivalents	$118,661	$94,818
Restricted bank deposits	224	224
Long-term restricted bank deposits	2,844	2,839
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$121,729	$97,881

Amounts included in restricted cash represent those required to be set aside by a contractual agreement with lease, hedging and credit card transactions.